FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
March 31, 2023
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$258,765,536	$258,765,536	$—	$—

December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$256,918,610	$256,918,610	$—	$—

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$256,918,610	$256,918,610	$—	$—

December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$252,994,944	$252,994,944	$—	$—